CONSOLIDATED BALANCE SHEET (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Securities borrowed and purchased under resale agreements	$ 327,288	$ 294,712
Trading account assets, pledged to creditors	133,828	168,967
AFS securities, pledged to creditors	9,226	5,921
HTM securities, pledged to creditors	1,460	547
Equity securities	1,032	1,066
Loans, net of unearned income	667,767	675,883
MSRs	404	336
Other assets	125,879	110,683
Interest-bearing deposits in U.S. offices, at fair value	543,283	503,213
Interest-bearing deposits outside of U.S., at fair value	518,125	549,973
Securities loaned and sold under agreements to repurchase, at fair value	191,285	199,525
Brokerage payable, at fair value	61,430	50,484
Short-term borrowings	27,973	29,514
Long-term debt	$ 254,374	$ 271,686
Preferred stock, par value (in dollars per share)	$ 1.00	$ 1.00
Preferred stock, authorized shares (in shares)	30,000,000	30,000,000
Preferred stock, issued shares, at aggregate liquidation value (in shares)	759,800	779,200
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, authorized shares (in shares)	6,000,000,000	6,000,000,000
Common stock, issued shares (in shares)	3,099,651,835	3,099,633,160
Treasury stock (in shares)	1,115,296,641	1,017,543,951
Consumer
Loans, net of unearned income	$ 376,534	$ 386,474
Corporate
Loans, net of unearned income	291,233	289,409
Fair value
Securities borrowed and purchased under resale agreements	216,466	185,204
Other assets	12,342
Interest-bearing deposits in U.S. offices, at fair value	879	879
Interest-bearing deposits outside of U.S., at fair value	787	1,079
Securities loaned and sold under agreements to repurchase, at fair value	56,694	60,206
Brokerage payable, at fair value	3,575	6,835
Short-term borrowings	7,358	4,683
Long-term debt	82,609	67,063
Fair value | Consumer
Loans, net of unearned income	12	14
Fair value | Corporate
Loans, net of unearned income	$ 6,070	$ 6,840